Schedule of Agreement to Purchase Shares of Preferred Stock (Details) - USD ($)											5 Months Ended	6 Months Ended	12 Months Ended
	Jul. 12, 2021	Jun. 14, 2021	May 17, 2021	Apr. 19, 2021	Apr. 05, 2021	Mar. 22, 2021	Mar. 08, 2021	Feb. 22, 2021	Feb. 07, 2021	Feb. 07, 2021	Jul. 12, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Purchase price														$ 75,000
ISIAH International, LLC [Member] | Share Purchase Agreement [Member] | Series B Preferred Stock [Member]
Shares	33,333	33,333	33,334	16,667	16,666	16,667	16,667	16,667	200,000	16,666	200,000
Purchase price	$ 499,995	$ 499,995	$ 500,010	$ 250,005	$ 249,990	$ 250,005	$ 250,005	$ 250,005	$ 3,000,000	$ 249,990	$ 3,000,000